Note 5 - Acquisitions (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended
	Jun. 17, 2013	Mar. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Mar. 02, 2015	Dec. 31, 2013	Jun. 17, 2013
Note 5 - Acquisitions (Details) [Line Items]
Power Purchase Agreements Remaining Contractual Term	10 years	10 years
Power Purchase Agreements, Contractual Term	20 years	20 years	10 years
Between Execution of the MIPA and the Financial Close [Member] | PS IV [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets				$ 300,000
Between Execution of the MIPA and the Financial Close [Member] | PS V [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets					300,000
Between Execution of the MIPA and the Financial Close [Member] | IS 46 [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets				300,000
Through the Project's Commercial Operation Date [Member] | PS IV [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets				150,000
Through the Project's Commercial Operation Date [Member] | IS 46 [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Monthly Payments to Acquire Intangible Assets						153,000
Index-priced PPA [Member]
Note 5 - Acquisitions (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.12	0.12	0.12				0.12
GSA-1 Scheduled Rate [Member]
Note 5 - Acquisitions (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.10	0.10	0.10				0.10
PS IV [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				15 years
Acquire Intangible Assets, Future Minimum Payments Due				6,280,000
Intangible Asset Acquisition, Percentage of Interests Acquired				100.00%
Cumulative Payments, Percent				70.00%
Remaining Purchase Price, Percent				30.00%
Payments to Acquire Intangible Assets		2,070,000
Project Cost, Expected Cost		164,000,000
Project Cost, Expected Cost, Estimated Portion Funded by Public Offering		10,000,000
PS V [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					10 years
Acquire Intangible Assets, Future Minimum Payments Due					5,832,000
Intangible Asset Acquisition, Percentage of Interests Acquired					100.00%
Monthly Payments to Acquire Intangible Assets					150,000
Cumulative Payments, Percent					70.00%
Remaining Purchase Price, Percent					30.00%
Payments to Acquire Intangible Assets		870,000
Project Cost, Expected Cost		153,000,000
Project Cost, Expected Cost, Estimated Portion Funded by Public Offering		5,000,000
Vis Solis, LLC [Member] | Powerhouse One, LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	89.00%						89.00%
Business Combination, Consideration Transferred							6,200,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	11,503						11,503
Business Acquisition, Percentage of Voting Interests Remaining to be Acquired	11.00%						11.00%
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	766,827						766,827
Business Combination, Acquisition Related Costs	277,287
IS 46 [Member] | Power Purchase Agreements [Member]
Note 5 - Acquisitions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				15 years
Acquire Intangible Assets, Future Minimum Payments Due				6,280,000
Intangible Asset Acquisition, Percentage of Interests Acquired				100.00%
Cumulative Payments, Percent				70.00%
Remaining Purchase Price, Percent						30.00%
Payments to Acquire Intangible Assets			870,000
Project Cost, Expected Cost			164,000,000
Project Cost, Expected Cost, Estimated Portion Funded by Public Offering			10,000,000
Powerhouse One, LLC [Member]
Note 5 - Acquisitions (Details) [Line Items]
Number of Solar Arrays							4
Property, Plant and Equipment, Useful Life							23 years